Off-balance Sheet Items - Schedule of Credit Risk by Probability of Default (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [abstract]
Values to be Debited	$ 9,333,650	$ 10,567,975
Values to be Credited	10,577,694	15,877,301
Values for Collection	$ 143,871,686	$ 128,598,377